Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

($ millions)	Dec 31 2017	Dec 31 2016

Crude oil	1 203	1 110

Refined products	1 268	1 193

Materials, supplies and merchandise	664	680

Energy trading commodity inventories	333	515

Reclassified to assets held for sale (notes 36 and 37)	—	(258)

	3 468	3 240